FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 1) - Non-Recurring Fair Value Measurement [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [Abstract]
Financial assets	$ 21,314,379	$ 22,635,037	$ 7,878,449
Categories of financial liabilities [Abstract]
Financial liabilities	23,189,950	24,133,935	7,530,610
Current Accounts And Demand Deposits [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	4,141,667	4,453,191	981,998
Transaction In The Course Of Payment [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	109,496	67,413	26,377
Obligations Under Repurchase Agreements [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	420,920	373,879	46,933
Time Deposits And Saving Accounts [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	10,099,251	11,603,528	4,069,435
Borrowings From Financial Institutions [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	2,216,507	2,190,715	660,721
Debt Issued [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	6,185,043	5,419,646	1,723,689
Other Financial Obligations [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	17,066	25,563	21,457
Cash And Deposits In Banks [Member]
Categories of financial assets [Abstract]
Financial assets	964,030	1,487,137	477,809
Cash In The Process Of Collection [Member]
Categories of financial assets [Abstract]
Financial assets	157,017	145,769	62,095
Investments Under Agreements To Resell [Member]
Categories of financial assets [Abstract]
Financial assets	28,524	170,242	10,291
Loans And Receivables From Banks, Net [Member]
Categories of financial assets [Abstract]
Financial assets	70,077	150,568	99,493
Loans And Receivables From Customers, Net [Member]
Categories of financial assets [Abstract]
Financial assets	19,893,448	20,480,706	7,228,761
Held To Maturity Investments [Member]
Categories of financial assets [Abstract]
Financial assets	$ 201,283	$ 200,615